PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	4,029	9,491	1,380
Staff field advances	525	596	87
Capital lease deposits	29,224	1,684	245
Prepaid commission (ii)	99,700	99,700	14,501
Prepaid service fee	30,200	10,000	1,454
Other deposit and receivables(iii)	35,933	34,095	4,959
Prepaid income tax	13,534	14,220	2,068
Prepaid expense and other current assets	213,145	169,786	24,694
Provision of doubtful accounts	(161)	(151)	(22)
Prepaid expense and other current assets, net	212,984	169,635	24,672

i)Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers.

ii)The balance represents the prepaid commission to an agent for the pending sales of certain cloud infrastructure that were held for sale (Note 10).

iii)Other deposit and receivables represent deductible VAT, and other deposits for operation.